Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepayments and other current assets, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepayments And Other Current Assets Net Abstract
Advances to suppliers		$ 4,537	$ 1,699
Value-added tax (“VAT”) receivables		1,954	3,246
Advance for deferred cost of Business Combination	[1]	1,325
Deferred IPO costs		868
Others		763	986
Prepaid expenses and other current assets		9,447	5,931
Allowance for doubtful accounts		(177)	(191)
Prepaid expenses and other current assets, net		$ 9,270	$ 5,740

[1]	The advance for deferred cost of Business Combination represented the advances to Goldenbridge Acquisition Limited (“GBRG”) in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between GBRG and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for GBRG to consummate the Business Combination and shall become repayable upon closing of the Business Combination, or if GBRG materially breach the agreement.